RESTRUCTURING OF OPERATIONS AND OTHER ITEMS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RESTRUCTURING OF OPERATIONS AND OTHER ITEMS
Restructuring of operations	$ 30.7	$ 9.8	$ 14.2
Restructuring of operations and other items	(39.2)	(28.6)	(29.1)
Impairment charge on assets	$ 8.5	$ 18.8	$ 14.9